Consolidated Statements of Cash Flows (Parentheticals)	12 Months Ended
Dec. 31, 2025 shares
Statement of Cash Flows [Abstract]
Issuance of ordinary shares (in Shares)	12
Consideration of ordinary shares (in Shares)	73